Schedule 1 - Yield, Inc,'s FS 2014, 2013 Footnotes - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Nature of Business [Line Items]
Payments of Capital Distribution	$ 59	$ 335	[1]	$ 648	[1]
Proceeds from the issuance of common stock	599	630	[1]	468	[1]
NRG Yield [Member]
Nature of Business [Line Items]
Payments of Capital Distribution	600	630	[2]	468	[2]
Proceeds from the issuance of common stock	599	630	[2]	468	[2]
NRG Yield LLC [Member] | NRG Yield, Inc. [Member]
Nature of Business [Line Items]
Payments of Capital Distribution	$ 69	$ 41		$ 5

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Item 15 — Note 1, Nature of Business of the Company's Consolidated Financial Statements.